UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 118.3% (84.3% of Total Investments) (4)
	Aerospace & Defense – 0.5% (0.4% of Total Investments)
$1,496	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	$1,521,188
	Airlines – 2.9% (2.1% of Total Investments)
4,988	Delta Air Lines Inc., Term Loan B1	4.250%	10/24/18	Ba2	5,049,065
998	Delta Air Lines Inc., Term Loan B2	5.250%	4/24/16	Ba2	1,007,475
2,000	United Airlines Inc., Term Loan B	4.000%	4/01/19	Ba2	2,026,238
7,986	Total Airlines				8,082,778
	Auto Components – 1.9% (1.3% of Total Investments)
2,970	Federal-Mogul Corporation, Tranche B, Term Loan	2.138%	12/29/14	B1	2,821,935
1,516	Federal-Mogul Corporation, Tranche C, Term Loan	2.138%	12/28/15	B1	1,440,152
1,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	992,500
5,486	Total Auto Components				5,254,587
	Beverages – 0.4% (0.3% of Total Investments)
1,000	Constellation Brands, Inc., Term Loan, WI/DD	TBD	TBD	N/R	997,500
	Biotechnology – 2.0% (1.4% of Total Investments)
1,762	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	1,786,099
3,758	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	3,791,362
5,520	Total Biotechnology				5,577,461
	Capital Markets – 1.5% (1.0% of Total Investments)
850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	864,344
3,168	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	3,226,216
4,018	Total Capital Markets				4,090,560
	Chemicals – 1.4% (1.0% of Total Investments)
1,485	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,506,347
998	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	1,010,503
1,447	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,457,457
3,930	Total Chemicals				3,974,307
	Commercial Services & Supplies – 4.7% (3.4% of Total Investments)
2,500	Aramark Corporation, Term Loan, Tranche D	4.000%	2/20/20	BB-	2,536,448
385	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B2	391,420
1,000	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	1,025,000
1,605	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	1,630,917
1,517	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	1,541,149
1,574	Ceridian Corporation, Extended Term Loan	5.949%	5/09/17	B1	1,603,122
3,054	Harland Clarke Holdings Corporation, Term Loan B3, DD1	5.542%	6/30/17	B+	3,050,617
495	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	499,022
983	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	984,956
13,113	Total Commercial Services & Supplies				13,262,651
	Communications Equipment – 3.4% (2.4% of Total Investments)
1,746	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	BB-	1,793,180
2,000	Arris Group, Term Loan B	3.500%	4/17/20	BB-	2,006,562
1,247	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	1,255,707
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	1,022,500
3,474	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	3,518,801
9,467	Total Communications Equipment				9,596,750
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
1,197	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,215,509
	Consumer Finance – 1.7% (1.2% of Total Investments)
727	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	719,297
2,595	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	2,619,789
1,315	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	1,322,592
4,637	Total Consumer Finance				4,661,678
	Distributors – 1.8% (1.3% of Total Investments)
4,963	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	5,033,062
	Diversified Consumer Services – 2.1% (1.5% of Total Investments)
2,687	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.700%	7/03/14	CCC	2,104,342
1,147	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,161,063
2,460	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,483,591
6,294	Total Diversified Consumer Services				5,748,996
	Diversified Financial Services – 2.1% (1.5% of Total Investments)
2,000	Ocwen Financial Corporation, Term Loan B	5.000%	1/23/18	B1	2,036,250
112	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	111,027
3,721	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	3,777,451
5,833	Total Diversified Financial Services				5,924,728
	Diversified Telecommunication Services – 2.8% (2.0% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.698%	3/06/14	BB+	2,009,740
1,792	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	1,820,867
2,000	Intelsat, Unsecured Term Loan	2.698%	2/01/14	B	2,001,562
2,000	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	2,026,000
7,792	Total Diversified Telecommunication Services				7,858,169
	Electric Utilities – 0.2% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	3.731%	10/10/14	B2	643,266
	Electrical Equipment – 0.2% (0.2% of Total Investments)
588	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	590,572
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
1,950	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	1,759,875
	Food & Staples Retailing – 2.0% (1.4% of Total Investments)
1,500	Albertson’s, Inc., Term Loan B	5.750%	3/21/16	BB-	1,520,742
3,900	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	3,953,625
5,400	Total Food & Staples Retailing				5,474,367
	Food Products – 9.8% (6.9% of Total Investments)
1,995	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	2,026,172
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	931,500
896	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	904,710
1,000	Dole Food Company, Inc., Term Loan, WI/DD	TBD	TBD	Ba3	1,008,125
993	Ferrara Candy Company, Term Loan B	7.504%	6/18/18	B	1,013,591
9,300	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	9,396,199
1,619	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,646,785
1,000	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	1,006,246
1,000	Sprouts Farmers Market Holdings LLC, Term Loan	4.500%	4/23/20	B+	1,005,625
1,000	Supervalu, Inc., New Term Loan	6.250%	3/13/19	B+	1,016,667
7,252	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	7,356,915
26,955	Total Food Products				27,312,535
	Health Care Equipment & Supplies – 4.9% (3.5% of Total Investments)
750	Bausch & Lomb, Inc., Term Loan, (5)	6.250%	5/31/18	B+	756,094
998	Bausch & Lomb, Inc., Delayed Draw, Term Loan B, WI/DD	TBD	TBD	B+	1,011,216
4,963	Bausch & Lomb, Inc., Term Loan B, WI/DD	TBD	TBD	B+	5,029,583
1,737	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	1,762,457
4,938	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	5,033,260
13,386	Total Health Care Equipment & Supplies				13,592,610
	Health Care Providers & Services – 11.4% (8.1% of Total Investments)
1,535	Vanguard Health Holding Company II LLC, Term Loan B	3.750%	1/29/16	Ba2	1,557,437
3,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	3,008,907
1,410	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,434,259
21	Community Health Systems, Inc., Extended Term Loan	3.787%	1/25/17	BB	21,329
3,990	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	4,041,527
625	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	623,924
2,135	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B+	2,152,963
3,535	Golden Living, Term Loan	5.000%	5/04/18	B1	3,462,450
583	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	589,896
998	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,014,333
500	Heartland Dental Care, Term Loan	9.750%	6/20/19	CCC+	516,875
1,305	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,318,904
926	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	950,650
3,287	LifeCare, Term Loan , (6)	0.000%	2/01/16	N/R	3,073,741
995	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	1,009,850
2,459	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	2,489,438
397	Select Medical Corporation, Tranche B, Term Loan A	5.501%	6/01/18	BB-	401,963
1,985	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	2/13/18	B+	2,013,250
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,021,250
1,047	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,058,764
177	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	178,514
31,910	Total Health Care Providers & Services				31,940,224
	Hotels, Restaurants & Leisure – 5.4% (3.9% of Total Investments)
1,945	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	1,962,991
1,426	BLB Management Services, Inc., Term Loan, WI/DD	TBD	TBD	BB-	1,449,692
1,428	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.450%	1/28/18	B	1,299,360
3,083	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	3,118,043
1,980	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	B+	2,010,938
1,496	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	1,521,707
952	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	961,659
2,000	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	2,029,166
794	Wendy’s, Inc., Term Loan B	4.750%	5/15/19	BB-	798,763
15,104	Total Hotels, Restaurants & Leisure				15,152,319
	Household Durables – 1.1% (0.8% of Total Investments)
499	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	506,365
607	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	617,267
2,000	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	2,022,500
3,106	Total Household Durables				3,146,132
	Household Products – 0.9% (0.6% of Total Investments)
2,500	American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	4/16/20	B1	2,523,167
	Industrial Conglomerates – 0.7% (0.5% of Total Investments)
2,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	2,028,334
	Insurance – 1.6% (1.1% of Total Investments)
2,494	USI Holdings Corporation, Term Loan B	5.250%	12/27/19	B1	2,529,079
1,950	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	1,970,719
4,444	Total Insurance				4,499,798
	Internet & Catalog Retail – 1.0% (0.7% of Total Investments)
2,893	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,918,062
	Internet Software & Services – 1.3% (0.9% of Total Investments)
748	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	760,278
963	Sabre, Inc., Term Loan C	4.000%	2/19/18	B1	971,162
1,940	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	1,978,934
3,651	Total Internet Software & Services				3,710,374
	IT Services – 1.6% (1.2% of Total Investments)
2,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,010,000
327	SRA International, Term Loan	6.500%	7/20/18	B1	327,971
1,000	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	1,014,063
1,208	VFH Parent LLC, Term Loan B	5.805%	7/08/16	Ba2	1,223,759
4,535	Total IT Services				4,575,793
	Leisure Equipment & Products – 1.9% (1.3% of Total Investments)
4,000	Bombardier Recreational Products, Inc., Term Loan B	5.000%	1/30/19	B+	4,047,500
1,200	Equinox Holdings, Inc., Term Loan, First Lien	4.500%	1/31/20	B1	1,215,000
5,200	Total Leisure Equipment & Products				5,262,500
	Machinery – 0.4% (0.3% of Total Investments)
996	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,006,768
	Media – 8.3% (5.9% of Total Investments)
1,839	Yell Group PLC, Term Loan, (6)	0.000%	7/31/14	N/R	384,385
875	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.700%	7/04/17	CCC	655,931
1,980	Charter Communications Operating Holdings LLC, Term Loan F, WI/DD	TBD	TBD	Baa3	1,982,063
1,890	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	1,925,931
968	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	1,009,181
995	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	1,013,451
572	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	579,170
1,000	Internet Brands, Inc., Term Loan B	6.250%	3/13/19	B+	1,006,875
2,000	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	1,997,000
995	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	1,008,059
1,866	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,917,574
2,993	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	3,032,883
3,909	Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	3,953,566
1,714	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	1,733,572
988	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	BB-	1,003,135
24,584	Total Media				23,202,776
	Metals & Mining – 0.2% (0.1% of Total Investments)
534	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	543,922
	Multiline Retail – 0.3% (0.2% of Total Investments)
842	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	854,092
	Oil, Gas & Consumable Fuels – 3.0% (2.1% of Total Investments)
940	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	960,137
1,250	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,263,170
751	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	742,358
1,650	Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	1,656,600
1,000	Rice Drilling LLC., Term Loan, Second Lien, WI/DD	TBD	TBD	N/R	1,006,250
1,250	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,266,406
1,000	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,011,000
500	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	507,500
8,341	Total Oil, Gas & Consumable Fuels				8,413,421
	Personal Products – 0.4% (0.3% of Total Investments)
1,096	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB-	1,114,544
	Pharmaceuticals – 7.3% (5.2% of Total Investments)
1,084	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,105,170
865	Generic Drug Holdings, Inc., Term Loan B	5.000%	10/29/19	B+	874,410
129	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	141,666
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	60,000
1,824	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	1,843,071
2,961	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	3,007,587
2,327	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	2,359,697
1,496	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,486,898
3,728	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	3,775,875
796	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	809,155
1,829	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	1,858,815
648	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	658,670
1,441	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,464,768
792	Warner Chilcott Corporation, Term Loan B4	3.243%	8/15/17	BBB-	800,078
158	Warner Chilcott Corporation, Term Loan B5	3.243%	8/20/17	BBB-	160,016
22,078	Total Pharmaceuticals				20,405,876
	Real Estate Investment Trust – 1.8% (1.3% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien, WI/DD	TBD	TBD	B1	1,552,500
1,818	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	1,839,394
1,500	Starwood Property Trust, Inc., Term Loan B	3.500%	4/11/20	BB+	1,507,500
4,818	Total Real Estate Investment Trust				4,899,394
	Real Estate Management & Development – 1.3% (1.0% of Total Investments)
1,216	Capital Automotive LP, Term Loan, Tranche B1, DD1	4.250%	4/10/19	Ba2	1,227,399
2,500	Realogy Corporation, Term Loan B	4.500%	3/01/20	BB-	2,534,062
3,716	Total Real Estate Management & Development				3,761,461
	Road & Rail – 0.4% (0.3% of Total Investments)
1,123	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	1,143,841
	Semiconductors & Equipment – 2.2% (1.5% of Total Investments)
2,000	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/13/20	B1	2,027,188
998	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	1,023,268
1,960	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	2,008,388
968	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	980,057
5,926	Total Semiconductors & Equipment				6,038,901
	Software – 11.0% (7.9% of Total Investments)
2,774	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,815,931
1,131	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	1,153,802
1,744	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	1,770,607
3,588	Emdeon Business Services LLC, Term Loan B2	3.750%	11/09/18	BB-	3,628,745
655	Epicor Software Corporation, Term Loan, B1	4.500%	5/16/18	Ba3	666,488
995	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,003,713
878	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/01/20	B+	886,773
7,692	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	7,829,758
1,234	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	1,228,136
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.448%	6/01/15	CCC	2,262,500
3,483	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	3,551,063
1,197	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,226,738
1,724	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB	1,739,454
178	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB	179,943
978	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	987,285
30,751	Total Software				30,930,936
	Specialty Retail – 1.7% (1.2% of Total Investments)
2,736	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	2,785,862
1,661	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	1,680,779
372	Lord & Taylor Holdings LLC, Term Loan	6.750%	1/11/19	BB	376,751
4,769	Total Specialty Retail				4,843,392
	Textiles, Apparel & Luxury Goods – 0.5% (0.4% of Total Investments)
1,500	Philips-Van Heusen Corporation, Term Loan B	3.250%	12/19/19	BBB-	1,515,188
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
844	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	853,622
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
750	American Commercial Lines LLC, Term Loan, First Lien	7.500%	9/22/19	B-	758,437
	Wireless Telecommunication Services – 4.7% (3.4% of Total Investments)
1,823	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba3	1,848,654
3,920	Clear Channel Communications, Inc., Tranche B, Term Loan	3.848%	1/29/16	CCC+	3,601,787
2,499	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	2,517,187
2,249	Fairpoint Communications, Inc., Term Loan B, WI/DD	TBD	TBD	B	2,215,847
1,989	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,994,975
285	LTS Buyer LLC, Term Loan B, First Lien	4.500%	4/13/20	B1	289,164
696	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	708,575
13,461	Total Wireless Telecommunication Services				13,176,189
$333,337	Total Variable Rate Senior Loan Interests (cost $328,501,894)				331,392,612

Shares	Description (1)				Value
	Common Stocks – 2.9% (2.0% of Total Investments)
	Building Products – 1.5% (1.0% of Total Investments)
88,501	Masonite Worldwide Holdings, (7)				$4,115,296
	Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (7)				901,296
	Media – 1.1% (0.8% of Total Investments)
48,954	Metro-Goldwyn-Mayer, (7)				1,921,444
18,422	Tribune Company, (7)				1,045,449
14,825	Tribune Company, (9)				-
	Total Media				2,966,893
	Professional Services – 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7)				14,146
	Total Common Stocks (cost $8,775,352)				7,997,631

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$850	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$824,500
$850	Total Convertible Bonds (cost $710,500)				824,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 12.1% (8.7% of Total Investments)
	Commercial Services & Supplies – 0.7% (0.5% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$518,125
1,000	Harland Clarke Holdings	9.500%	5/15/15	B-	1,002,500
500	Tervita Corporation, 144A	8.000%	11/15/18	B2	523,750
2,000	Total Commercial Services & Supplies				2,044,375
	Communications Equipment – 1.3% (1.0% of Total Investments)
2,000	Avaya Inc., 144A	9.000%	4/01/19	B1	2,040,000
1,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	1,032,500
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	736,125
3,650	Total Communications Equipment				3,808,625
	Diversified Consumer Services – 0.3% (0.2% of Total Investments)
900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	927,000
	Diversified Telecommunication Services – 0.2% (0.2% of Total Investments)
600	IntelSat Limited	11.250%	2/04/17	CCC+	639,000
	Health Care Equipment & Supplies – 0.9% (0.6% of Total Investments)
1,700	Kinetic Concepts	10.500%	11/01/18	B	1,908,250
625	Rotech Healthcare Inc.	10.750%	10/15/15	D	628,125
2,325	Total Health Care Equipment & Supplies				2,536,375
	Health Care Providers & Services – 1.0% (0.7% of Total Investments)
1,000	HCA Inc.	8.500%	4/15/19	BB+	1,102,500
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	541,250
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,145,000
2,500	Total Health Care Providers & Services				2,788,750
	Household Products – 0.8% (0.6% of Total Investments)
2,000	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	2,247,500
	IT Services – 0.4% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,087,500
	Machinery – 1.2% (0.8% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,131,250
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,127,500
3,000	Total Machinery				3,258,750
	Media – 2.4% (1.7% of Total Investments)
725	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	725,000
1,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	862,500
3,200	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	2,352,000
2,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	1,955,000
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	515,000
200	WMG Acquisition Group	11.500%	10/01/18	B	238,000
7,625	Total Media				6,647,500
	Pharmaceuticals – 1.7% (1.2% of Total Investments)
105	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	105,000
1,796	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	1,799,233
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,210,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	566,250
4,401	Total Pharmaceuticals				4,680,483
	Road & Rail – 0.3% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.790%	5/15/14	B+	998,760
	Software – 0.7% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	1,003,000
750	Infor Us Inc.	9.375%	4/01/19	B-	855,000
1,600	Total Software				1,858,000
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (6), (8), (9)	11.000%	12/01/17	D	5
	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	507,500
$33,581	Total Corporate Bonds (cost $31,509,048)				34,030,123

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.8% (4.8% of Total Investments)
$18,989	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $18,988,702, collateralized by $18,360,000 U.S. Treasury Notes, 2.125%, due 2/29/16, value $19,369,800	0.010%	5/01/13		$18,988,697
	Total Short-Term Investments (cost $18,988,697)				18,988,697
	Total Investments (cost $388,485,491) – 140.4%				393,233,563
	Borrowings – (35.7)% (10), (11)				(100,000,000)
	Other Assets Less Liabilities – (4.7)% (12)				(13,199,203)
	Net Assets Applicable to Common Shares – 100%				$280,034,360

Investments in Derivatives as of April 30, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (12)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(202,504)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,015,874)
							$(1,218,378)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$331,392,612	$—	$331,392,612
Common Stocks	7,997,631	—	—	**	7,997,631
Convertible Bonds	—	824,500	—	824,500
Corporate Bonds	—	34,030,118	5	34,030,123
Short-Term Investments:
Repurchase Agreements	—	18,988,697	—	18,988,697
Derivatives:
Interest Rate Swaps*	—	(1,218,378)	—	(1,218,378)
Total	$7,997,631	$384,017,549	$5	$392,015,185

*Represents net unrealized appreciation (depreciation).
**Value equals zero as of the end of the reporting period.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$6,938,037	$—	$—	$(6,938,037)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments (excluding investments in derivatives) was $388,608,827.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$11,219,109
Depreciation	(6,594,373)

Net unrealized appreciation (depreciation) of investments	$4,624,736

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(5)	Investment, or portion of investment, represents a participation of a Senior Loan commitment outstanding.
(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	For fair value measurement disclosure purposes, Corporate Bonds classified as Level 3.
(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Borrowings as a percentage of Total Investments is 25.4%.
(11)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013